Parent-Only Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net Income (loss)	$ 320	$ 1,614	$ 94	$ 221	$ (192)	$ 182	$ (3)	$ 68	$ 2,249	$ 55
Adjustments to reconcile net income (loss) to cash from operating activities:
Stock options/awards										0
Net change in other assets									128	73
Cash Flows from Financing Activities:
Net cash provided by (used in) operating activities									1,713	2,043
Net (Decrease) Increase in Cash and Cash Equivalents									8,706	14
Parent Company [Member]
Cash Flows from Operating Activities:
Net Income (loss)									2,249	55
Adjustments to reconcile net income (loss) to cash from operating activities:
Dividend from subsidiary bank									500
Stock options/awards
Equity in undistributed net (income) of subsidiary bank									(2,020)	(304)
Net change in other liabilities									(6)	1
Net change in other assets									(5)	(1)
Cash Flows from Financing Activities:
Dividends paid									(247)	(58)
Net cash provided by (used in) operating activities									(2,278)	(362)
Net (Decrease) Increase in Cash and Cash Equivalents									(29)	(307)
Cash and cash equivalents at beginning of period				510				817	510	817
Cash and cash equivalents at end of period	$ 481				$ 510				$ 481	$ 510